Income taxes - Schedule of temporary differences for which deferred tax assets not recognised (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Income taxes paid (refund) [abstract]
Property, plant and equipment	$ 1,054,843
Other investments	1,287,743
Share issuance costs	1,169,642	$ 3,772,000
Non-capital losses carried forward - Canada	27,518,609	29,272,000
Net operating losses carried forward - US	274,454
Capital losses carried forward	350,465
Unrealized fair value on biological assets and inventory	1,098,497
Deductible temporary differences for which no deferred tax asset is recognised	$ 32,754,253	$ 33,044,000